CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2019
Class of Stock [Line Items]
Convertible preferred shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Maximum aggregate number of shares sold	400,510,507	437,182,072	437,182,072	286,632,918
Number of shares subject to redemption	362,011,991	437,182,072		190,084,166
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	$ 2,494,076	$ 5,836,785
Convertible preferred shares, liquidation amount	$ 3,497,913	$ 4,399,174		$ 1,084,191
Series A
Class of Stock [Line Items]
Maximum aggregate number of shares sold	12,120,000	12,120,000		12,120,000
Number of shares subject to redemption	12,120,000	12,120,000		12,120,000
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	$ 11,925	$ 11,925		$ 11,925
Convertible preferred shares, conversion price per share to common shares	$ 1.00	$ 1.00		$ 1.00
Convertible preferred shares, liquidation per share amount	$ 1.00	$ 1.00		$ 1.00
Convertible preferred shares, liquidation amount	$ 12,120	$ 12,120		$ 12,120
Series B
Class of Stock [Line Items]
Maximum aggregate number of shares sold	9,333,333	8,000,000		9,333,333
Number of shares subject to redemption	9,333,333	8,000,000		9,333,333
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	$ 23,740	$ 23,740		$ 27,740
Convertible preferred shares, conversion price per share to common shares	$ 3.00	$ 3.00		$ 3.00
Convertible preferred shares, liquidation per share amount	$ 3.00	$ 3.00		$ 3.00
Convertible preferred shares, liquidation amount	$ 28,000	$ 24,000		$ 28,000
Number of shares extinguished	1,333,333
Aggregate carrying amount of shares extinguished	$ 3,000
Series C
Class of Stock [Line Items]
Maximum aggregate number of shares sold	31,170,225	22,532,244		31,170,225
Number of shares subject to redemption	22,532,244	22,532,244		26,884,509
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	$ 137,475	$ 137,475		$ 162,360
Convertible preferred shares, conversion price per share to common shares	$ 6.41	$ 6.41		$ 6.41
Convertible preferred shares, liquidation per share amount	$ 6.41	$ 6.41		$ 6.41
Convertible preferred shares, liquidation amount	$ 144,432	$ 144,432		$ 172,331
Series D
Class of Stock [Line Items]
Maximum aggregate number of shares sold	234,009,360	204,733,847		234,009,360
Number of shares subject to redemption	204,148,825	204,733,847		141,746,324
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	$ 1,311,548	$ 1,324,485		$ 871,985
Convertible preferred shares, conversion price per share to common shares	$ 6.15	$ 6.15		$ 6.15
Convertible preferred shares, liquidation per share amount	$ 9.62	$ 9.62		$ 9.62
Convertible preferred shares, liquidation amount	$ 1,963,912	$ 1,969,540		$ 1,362,891
Series E
Class of Stock [Line Items]
Maximum aggregate number of shares sold	113,877,589	189,795,981
Number of shares subject to redemption	113,877,589	189,795,981
Class A common stock subject to possible redemption, 207,000,000 and 185,343,777 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	$ 1,009,388	$ 4,339,160
Convertible preferred shares, conversion price per share to common shares	$ 7.90	$ 7.90
Convertible preferred shares, liquidation per share amount	$ 11.85	$ 11.85
Convertible preferred shares, liquidation amount	$ 1,349,449	$ 2,249,082